Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

January 30, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Tradr 2X Long AAOI Daily ETF, Tradr 2X Long BTBT Daily ETF, Tradr 2X Long BTDR Daily ETF, Tradr 2X Long BYND Daily ETF, Tradr 2X Long CCJ Daily ETF, Tradr 2X Long CDE Daily ETF, Tradr 2X Long CLF Daily ETF, Tradr 2X Long COHR Daily ETF, Tradr 2X Long EOSE Daily ETF, Tradr 2X Long HL Daily ETF, Tradr 2X Long HUT Daily ETF, Tradr 2X Long INDI Daily ETF, Tradr 2X Long LEU Daily ETF, Tradr 2X Long LITE Daily ETF, Tradr 2X Long POET Daily ETF, Tradr 2X Long QMCO Daily ETF, Tradr 2X Long RR Daily ETF, Tradr 2X Long SEDG Daily ETF, Tradr 2X Long SERV Daily ETF, Tradr 2X Long SNDK Daily ETF, Tradr 2X Long UUUU Daily ETF, Tradr 2X Long WYFI Daily ETF, each a series of the Trust, does not differ from that contained in Post-Effective Amendment No. 496 to the Trust’s Registration Statement on Form N-1A. This Amendment was filed electronically on January 26, 2026.

If you have any questions or require further information, do not hesitate to contact Diane J. Drake at (626) 385-5777.

Sincerely,

/s/ Jackie Pisano
Jackie Pisano
Investment Managers Series Trust II